Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Gross premiums written	$ 8,203,925	$ 6,875,925	$ 7,285,320
Net premiums written	7,134,018	6,300,858	6,909,058
(Increase) decrease in unearned premiums	(177,496)	235,968	(383,840)
Net premiums earned	6,956,522	6,536,826	6,525,218
Net investment income	376,469	360,668	448,538
Net realized and unrealized investment gains	37,797	454,319	886,670
Other income	28,748	13,491	15,321
Total revenues	7,399,536	7,365,304	7,875,747
Expenses
Losses and loss expenses	4,883,984	5,334,900	4,923,156
Acquisition costs	1,386,832	1,356,118	1,455,462
Other expenses	398,542	355,647	369,969
Interest expense	55,606	39,200	40,150
Loss on redemption of debt	0	0	15,175
Amortization of intangible assets	8,861	9,988	11,434
Net foreign exchange losses	30,883	51,964	86,760
Total expenses	6,764,708	7,147,817	6,902,106
Income before taxes and interest in earnings of equity method investments	634,828	217,487	973,641
Income tax expense (benefit)	(38,219)	13,091	(52,536)
Interest in earnings of equity method investments	126,795	23,611	15,643
Net income	723,404	254,189	936,748
Preferred dividends	22,693	45,990	46,416
Loss on redemption of preferred shares	21,234	2,341	0
Net income available to common shareholder	679,477	205,858	890,332
Comprehensive income
Net income	723,404	254,189	936,748
Change in currency translation adjustment	43,120	(5,884)	71,796
Change in unfunded pension obligation, net of tax	23,307	(14,383)	(6,803)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	0	0	(1,877)
Change in unrealized gains or losses on investments, net of tax	(128)	187	(407)
Other comprehensive income (loss)	66,299	(20,080)	62,709
Comprehensive income	$ 789,703	$ 234,109	$ 999,457